Principal Exchange-Traded Funds
Supplement dated September 15, 2017
to the Statutory Prospectus dated September 20, 2016 as revised May 2, 2017
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.
Effective October 27, 2017, the Principal U.S. Small Cap Index ETF will change its name. Therefore, on October 27, 2017, delete all references to Principal U.S. Small Cap Index ETF in the prospectus and replace with Principal U.S. Small-Cap Multi-Factor Index ETF.

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